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                                                      Kingfisher Trust 2001-1G
                                                               Investor Report

Date of Report:     14 March 2006
Issue Date:         4 June 2001
Determination Date: 14 March 2006
Payment Date:       20 March 2006
Record Date:        Two Business Days* before the Payment Date
ISIN:               US49572QAA58 (Class A Notes); AU000KNG3019 (Class B Notes)
Dealers:            Salomon Smith Barney
                    Australia and New Zealand Banking Group Limited
                    Deutsche Banc Alex. Brown
                    Merrill Lynch & Co.
                    Morgan Stanley Dean Witter
Trustee:            Perpetual Trustee Company Limited

                           Interest Period            Collection Period
From                      20 December 2005              1 December 2005
To                           20 March 2006             28 February 2006
No. of days                        90 days                      89 days

Principal & Coupon details

                                       Class A Notes          Class B Notes

Face Value                      USD 1,000,000,000.00          41,500,000.00
Opening Principal Balance         USD 202,987,362.22          21,395,991.02
Opening Note Factor                           0.2030                 0.5156
Base Rate                     (USD LIBOR 3M) 4.5000%      (BBSW 3M) 5.6467%
Margin                                       0.1800%                0.5000%
Base Rate + Margin                           4.6800%                6.1467%
Interest Payment                    USD 2,374,952.14             324,282.92
Principal Payment                  USD 14,140,344.69           1,490,470.56
Closing Principal Balance         USD 188,847,017.53          19,905,520.46
Closing Note Factor                           0.1888                 0.4797
Moody's Current Rating                           Aaa
S&P Current Rating                               AAA                    AA-
Fitch Current Rating                             AAA                    AA-




All monetary amounts in this report are expressed in Australian Dollars unless stated otherwise.

*Business Days for banks in Melbourne and Sydney, Australia; New York, United States Of America; London, United Kingdom.



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                                                                  Page 2 of 11


Collateral Information:

General Information:
                                                     Balance       % of pool
Variable                                      376,865,989.91          98.02%
Fixed 1 Year                                    3,043,084.83           0.79%
Fixed 2 Year                                    1,796,610.66           0.47%
Fixed 3 Year                                    1,772,591.74           0.46%
Fixed 4 Year                                      853,352.90           0.22%
Fixed 5 Year                                      143,533.58           0.04%
                                            ----------------------------------
Pool                                          384,475,163.62         100.00%

                                      At Issue     Last Period         Current
Weighted Average Seasoning (months)      18.00           73.40           76.35
Weighted Avg. LVR                        61.09%          46.01%          45.15%
Avg loan size                       127,829.00       94,611.63       92,935.74
No. of Loans                            15,426           4,368           4,137
Pool Balance                  1,971,886,084.00  413,263,596.91  384,475,163.62
Weighted Average Coupon of Loans          6.43%           6.91%           6.90%
Weighted Average Maturity (months)         272             204             200



Geographic Distribution:
                                                   At Issue       Current
NSW/ACT                                               35.26%       36.65%
VIC                                                   24.49%       25.43%
TAS                                                    0.42%        0.44%
QLD                                                   14.74%       13.08%
SA                                                     9.51%        9.96%
WA                                                    14.81%       13.81%
NT                                                     0.77%        0.64%
                                            ----------------------------------
                                                     100.00%      100.00%




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Mortgage Insurance

ANZ Lenders Mortgage Insurance                     At Issue         Current
Pty Ltd: Primary                                      27.27%          21.92%
PMI: Pool                                             72.73%          78.08%
                                            ----------------------------------
                                                     100.00%         100.00%

Seasoning Analysis

                                                   At Issue      Current
up to and including 3 months                           1.97%        0.00%
> 3 months up to and including 6 months                8.72%        0.00%
> 6 months up to and including 9 months               12.89%        0.00%
> 9 months up to and including 12 months              15.02%        0.00%
> 12 months up to and including 15 months             14.03%        0.00%
> 15 months up to and including 24 months             23.39%        0.00%
> 24 months up to and including 36 months             15.08%        0.00%
> 36 months up to and including 48 months              8.33%        0.00%
> 48 months up to and including 60 months              0.54%        0.86%
> 60 months                                            0.03%       99.14%
                                            ----------------------------------
                                                     100.00%      100.00%

Loan Term
                                                   At Issue      Current
up to and including 5 years                            0.06%        0.34%
> 5 years up to and including 10 years                 1.09%        2.07%
>10 years up to and including 15 years                 2.92%        6.38%
>15 years up to and including 20 years                 6.58%       87.95%
>20 years up to and including 25 years                89.28%        1.29%
>25 years up to and including 30 years                 0.07%        1.98%
                                            ----------------------------------
                                                     100.00%      100.00%



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Balance Outstanding:
$000's                                             At Issue      Current
up to and including 100                               25.06%       40.76%
> 100 up to and including 150                         29.21%       25.57%
> 150 up to and including 200                         18.65%       14.39%
> 200 up to and including 250                         11.00%       10.59%
> 250 up to and including 300                          7.49%        4.25%
> 300 up to and including 350                          3.81%        3.02%
> 350 up to and including 400                          2.65%        0.87%
> 400 up to and including 500                          2.12%        0.54%
> 500 up to and including 750                          0.00%        0.00%
                                            ----------------------------------
                                                     100.00%      100.00%

LVR Distribution:

                                                   At Issue      Current

up to and including 50%                               31.82%       58.21%
> 50% up to and including 55%                          5.61%        8.55%
> 55% up to and including 60%                          6.58%        7.91%
> 60% up to and including 65%                          6.00%        7.42%
> 65% up to and including 70%                          6.75%        7.47%
> 70% up to and including 75%                          8.78%        4.98%
> 75% up to and including 80%                         14.68%        3.72%
> 80% up to and including 85%                          4.57%        1.59%
> 85% up to and including 90%                          9.69%        0.12%
> 90% up to and including 95%                          5.51%        0.03%
> 95% up to and including 100%                         0.00%        0.00%
                                            ----------------------------------
                                                     100.00%      100.00%


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Prepayment information

                                             Current Quarter        Cumulative
Scheduled Principal                             2,894,503.54    109,839,471.80
Unscheduled Principal                          25,893,929.75  1,476,707,899.95
                                            ----------------------------------
Total                                          28,788,433.29  1,586,547,371.75





                                  1 Month     3 Month    12 Month   Cumulative

Prepayment History (CPR)           23.29%      22.80%     24.89%      25.24%




Delinquency Information:

                                  No of Loans               $ Amount of Loans
                             Total        % of Pool       Total      % of pool

30 days to 59 days:           13            0.31%     1,280,260.85       0.33%
60 days to 89 days:            4            0.10%       341,055.92       0.09%
90+ days:                      2            0.05%       241,744.84       0.06%




Aggregate Pool Losses and Insurance Claims

Claims on Insurers                         1
Claims refused                           Nil
Losses                                   Nil




Support Facilities

                                        Amount          Available
                                        Drawn            Amount

Liquidity Facility                       Nil         33,000,000.00
Redraw Facility                          Nil         40,000,000.00




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          "Kingfisher Trust 2001-1G" Cashflow Statement for settlement date
                               20 March 2006


Finance Charge Collections

    Taxes & Other Government Charges                                         0
    Interest & Other Income                                       7,032,171.38
    Finance Charge Collection on Further Advance                             0
    Fees on final discharge                                                  0
    Recoveries from prior Charge Offs                                        0
    Reimbursement of Enforcement Expenses                                    0
    Input Tax Credits                                                        0
    Total                                                         7,032,171.38


Available Income

    Finance Charge Collections                                    7,032,171.38
    Other Income                                                        317.84
    Mortgage Insurance Income                                                0
    Net Receipts on Swap (* see workings below)                              0
    Any other Income                                                         0
    Total                                                         7,032,489.22


Total Available Funds

    Available Income                                              7,032,489.22
    Principal Draw                                                           0
    Liquidity Draw                                                           0
    Total                                                         7,032,489.22




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Required Payments

    To Residual Income Unitholder                                         1.00
    Accrued Interest Expenses                                                0
    Expenses
         Trust Taxes                                                         0
         Trustee Fees                                                11,209.07
         Servicer Fees                                              356,652.15
         Trust Manager Fees                                          15,285.09
         Custodian Fees                                              15,285.09
         Note Trustee Fees (AUD Equivalent)                                  0
         Enforcement Expenses                                                0
         Other Expenses                                              20,636.44
    Fees & Net Swap Payments
         Redraw Facility                                             14,794.52
         Liquidity Facility                                          12,205.48
         Interest on Liquidity Facility (if drawn)                           0
         Net Basis & Fixed Rate Swap Payments Paid                   51,778.49
    Reimbursement of Liquidity Draw
    Interest
         Class A (To Be Paid to Currency Swap Counterparties)     5,789,954.96
         Redraw Facility                                                     0

    Interest on Class B                                             324,282.92
    Total                                                         6,612,085.21



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Excess Available Income

    Excess Available Income                                         420,404.01
    Reimbursement of charge-offs in the collection period
         Class A                                                             0
         Redraw Facility                                                     0
   Reimbursement of carryover charge-offs
         Class A                                                             0
         Redraw Facility                                                     0
    Reimbursement of charge-offs to Class B in the collection Period         0
    Reimbursement of carryover charge-offs to Class B                        0
    Repayment of any Principal Draws                                         0
    Residual Income Unitholder                                      420,404.01
    Total                                                                    0



Principal Collection

    Total Collections for the period                             38,136,638.64
    Amount drawn under the Redraw facility                                   0
    Any Principal draws which are to be repaid                               0
    Any excess Note issue over Purchased Receivables
    Less: Finance Charge Collections                              7,032,171.38
    Mortgage Insurance Interest Proceeds                                     0
    Total Principal Collections                                  31,104,467.26



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Principal Distribution

    Repay any redraws provided by ANZ                             2,316,033.97
    Repay redraw facility                                                    0
    Principal Draw
    Class A                                                      27,297,962.73
    Class B                                                       1,490,470.56
    Any Further Advance                                                      0


Workings:

Swap Calculation

Basis & Interest Rate Swap
    Total Finance Charge Collection (Party B to Party A)          7,032,171.38
    Basis Swap Payment (Party A to Party B)                       6,980,392.89
                                                              ----------------
    Net Inflow (Outflow)                                            -51,778.49
                                                              ----------------

Cross Currency Swap
    AUD Interest On Class A Notes (Party B Pays)                  5,789,954.96
    USD Interest on Class A Notes (Party A(s) Pays)           USD 2,374,952.14

    Currency Swap Principal Exchange Rate (USD/AUD)                     0.5180
    AUD equivalent Principal payment on Class A Notes            27,297,962.73
    USD equivalent Principal payment on Class A Notes        USD 14,140,344.69




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Payment Distributions:

Total Collections by ANZ Mortgages (Seller & Servicer)           38,136,638.64
less income due to and expenses of the Seller & Servicer
    To Residual Income Unitholder [SD cl.18.9(a)]                         1.00
    To Residual Income Unitholder [SD cl.18.10(f)]                  420,404.01
    Accrued Interest Expenses                                                0
    Servicer Fees                                                   356,652.15
    Net Amount on the Swap                                           51,778.49
    Repay any redraws provided by ANZ                             2,316,033.97
                                                              ----------------
Net amount payable by ANZ Mortgages                              34,991,769.02
                                                              ----------------

less amounts payable for other Trust expenses

    Trust Manager Fees                                               15,285.09
    Custodian Fees                                                   15,285.09
    Note Trustee Fees (AUD Equivalent)                                       0
    Redraw Facility Fees                                             14,794.52
    Liquidity Facility Fees                                          12,205.48
    Trustee Fees                                                     11,209.07
    Debit Tax (BAD)                                                          0
    ANZ Bank Account Service Fee                                         51.95
    ANZ Online Fees                                                          0
    Austraclear Fees                                                     22.05
    Other various fees and expenses                                  20,562.44
                                                              ----------------
    Total Other Trust Expenses                                       89,415.69
                                                              ----------------

Net amount payable by ANZ Mortgages less other Trust expenses    34,902,353.33
Plus other Trust Income                                                 317.84

                                                              ----------------
Amounts to be distributed by Perpetual                           34,902,671.17
                                                              ----------------

    To bondholders:
         Class A Interest to Currency Swap Counterparties         5,789,954.96
         Class A Principal to Currency Swap Counterparties       27,297,962.73
         Class B Interest to Noteholders                            324,282.92
         Class B Principal to Noteholders                         1,490,470.56
                                                              ----------------
         Total Interest and Principal Distribution               34,902,671.17
                                                              ----------------



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Contact Details

Trust Manager: ANZ Capel Court Limited ABN 30 004 768 807
               Level 12, 530 Collins Street
               Melbourne, Victoria, Australia 3000


Contacts: Margarita Koklanis                 John Barry
          Associate Director, Securitisation Executive Director, Securitisation
          ANZ Investment Bank                ANZ Investment Bank
          Phone: (61 3) 9273 2223            Phone: (61 3) 9273 1545
          Facsimile: (61 3) 9273 3539        Facsimile: (61 3) 9273 3539
          Email: koklanim@anz.com            Email: barryj@anz.com


Information on the Notes issued by the Kingfisher Trust 2001-1G may also be found on the Bloomberg page KINGF <MTGE> <G0> 3.

The information in this report and the Bloomberg pages have been derived from the same source.
Discrepancies between this report and the Bloomberg pages may result from differences in calculation and rounding methodology utilised.


The terms, conditions and other relevant information relating to the Kingfisher Trust 2001-1G may be found in the prospectus dated May 23, 2001.
The prospectus is attached to the Form 424B1 filed with the United States Securities Exchange Commission ("SEC") on May 25, 2001.
The Form 424B1 filing may be accessed from the SEC website (www.sec.gov) under the ANZ Capel Court Limited CIK 1133529.
The prospectus may also be accessed from the following web page: www.anz.com/business/specialised_services/Group_funding/mortgage_backed_sec.asp